FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES

5)       FAIR VALUE DISCLOSURES

Assets measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

Fair Value Measurements

	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2012
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,684	$35	$1,719
U.S. Treasury, government and agency	0	113	0	113
States and political subdivisions	0	28	0	28
Foreign governments	0	2	0	2
Commercial mortgage-backed	0	0	35	35
Residential mortgage-backed(1)	0	20	0	20
Asset-backed(2)	0	5	6	11
Redeemable preferred stock	37	61	0	98
Subtotal	37	1,913	76	2,026
Other equity investments	1	0	0	1
Cash equivalents	145	0	0	145
GMIB reinsurance contracts	0	0	7	7
Separate Accounts' assets	1,623	15	0	1,638
Total Assets	$1,806	$1,928	$83	$3,817

December 31, 2011
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,659	$34	$1,693
U.S. Treasury, government and agency	0	105	0	105
States and political subdivisions	0	22	0	22
Foreign governments	0	4	0	4
Commercial mortgage-backed	0	0	29	29
Residential mortgage-backed(1)	0	28	0	28
Asset-backed(2)	0	5	5	10
Redeemable preferred stock	19	57	0	76
Subtotal	19	1,880	68	1,967
Other equity investments	1	0	0	1
Cash equivalents	57	0	0	57
GMIB reinsurance contracts	0	0	9	9
Separate Accounts' assets	1,589	15	0	1,604
Total Assets	$1,666	$1,895	$77	$3,638

(1)       Includes publicly traded agency pass-through securities and collateralized obligations.

(2)       Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

In 2012, AFS fixed maturities with fair values of $3 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2012.

In 2011, AFS fixed maturities with fair values of $5 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $22 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.0% of total equity at December 31, 2011.

The table below presents a reconciliation for all Level 3 assets at December 31, 2012 and 2011, respectively.

Level 3 Instruments
Fair Value Measurements

		Commercial		Redeemable	GMIB
		Mortgage-	Asset-	Preferred	Reinsurance
	Corporate	backed	backed	Stock	Contracts

	(In Millions)

Balance, January 1, 2012	$34	$29	$5	$0	$9
Total gains (losses), realized and unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	1	(7)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	(2)
Subtotal	1	(7)	0	0	(2)
Other comprehensive income (loss)	0	13	1	0	0
Purchases	0	0	0	0	0
Sales	(3)	0	0	0	0
Transfers into Level 3(2)	3	0	0	0	0
Balance, December 31, 2012(1)	$35	$35	$6	$0	$7

Balance, January 1, 2011	$19	$36	$5	$0	$2
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	0	(1)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	7
Subtotal	$0	$(1)	$0	$0	$7
Other comprehensive income (loss)	(2)	(3)	0	0	0
Sales	(1)	(3)	0	0	0
Transfers into Level 3(2)	22	0	0	0	0
Transfers out of Level 3(2)	(4)	0	0	0	0
Balance, December 31, 2011(1)	$34	$29	$5	$0	$9

  There were no U.S. Treasury, government and agency; State and political subdivisions; Foreign governments; Residential mortgage-backed securities; Other equity investments; or Separate Accounts' assets classified as Level 3 at December 31, 2012 and 2011.
  Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets still held at December 31, 2012 and 2011, respectively.

	Earnings (Loss)
			Increase
	Net	Investment	(Decrease) in the
	Investment	Gains	Fair Value of
	Income	(Losses),	Reinsurance
	(Loss)	Net	Contracts	OCI

	(In Millions)
Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	13
Other fixed maturities, available-for-sale	0	0	0	1
Subtotal	$0	$0	$0	$14
GMIB reinsurance contracts	0	0	(2)	0
Total	$0	$0	$(2)	$14

Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	(4)
Other fixed maturities, available-for-sale	0	0	0	(2)
Subtotal	$0	$0	$0	$(6)
GMIB reinsurance contracts	0	0	7	0
Total	$0	$0	$7	$(6)

(1)       There were no Equity securities classified as AFS, Other equity investments, Cash equivalents and Separate Accounts' assets at December 31, 2012 and 2011.

The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012

	Fair	Valuation	Significant
	Value	Technique	Unobservable Input	Range

Assets:	(In Millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$11	Matrix pricing model	Spread over the industry-specific
			benchmark yield curve	600 bps - 650 bps

Commercial mortgage-backed	35	Discounted Cash flow	Constant default rate	3.0% - 25.0%
			Probability of default	55.0%
			Loss severity	49.0%
			Discount rate	3.72% - 13.42%

GMIB reinsurance contracts	7	Discounted Cash flow	Lapse Rates	2.5% - 27.5%
			Withdrawal Rates	3.5%
			GMIB Utilization Rates	0.0% - 15.0%
			Non-performance risk	13.5 bps
			Volatility rates - Equity	24.0%- 36.0%

Excluded from the table above are approximately $30 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by MLOA and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 39.5% of total assets classified as Level 3 and represent only 0.8% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

Included in the table above are approximately $11 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 31.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which MLOA applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent MLOA has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

The significant unobservable inputs used in the fair value measurement of MLOA's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

The carrying values and fair values at December 31, 2012 and December 31, 2011 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

	December 31, 2012
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)

Mortgage loans on real estate	$45	$0	$0	$46	$46
Policyholders liabilities: Investment contracts	200	0	0	223	223

	December 31, 2011
	Carrying	Fair
	Value	Value

	(In Millions)

Mortgage loans on real estate	$124	$130
Policyholders liabilities - Investment contracts	229	242